UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income		$ 6,723,549	$ 5,086,199	$ 14,348,345	$ 11,922,339
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation		1,098	1,098	2,141	2,141
Unrealized (gain) loss on investments		(672,936)	1,039,022	(798,156)	1,054,975
Unrealized gain on policies				(3,319,588)	(3,305,505)
Loss on change in fair value of debt		1,445,229	333,879	2,398,662	375,513
Deferred income taxes				252,659	999,927
Non-cash lease expense				384	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets				(193,462)	(1,379,579)
Other noncurrent assets				(105,655)	0
Accounts payable				361,486	0
Accrued transaction costs				(725,685)	0
Other current liabilities				402,363	72,938
Life Settlement Policies purchased, at fair value				(39,556,677)	(7,211,509)
Life Settlement Policies purchased, at cost				(11,374,605)	(7,204,753)
Net cash used in operating activities				(38,364,171)	(4,751,170)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of investments	$ (250,000)			(300,000)	(250,000)	$ (250,000)
Due from affiliates				(6,760,627)	0
Net cash used in investing activities				(7,060,627)	(250,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of debt certificates				35,206,351	9,463,779
Transaction costs				(10,841,551)	0
Capital distribution to members				(23,533,072)	(2,400,000)
Proceeds from receipt of SPV purchase and sale note				25,000,000	0
Due to members and affiliates				10,151,369	680,375
Net cash provided by financing activities				35,983,097	7,744,154
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS				(9,441,701)	2,742,984
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	$ 102,421			30,052,823	102,421
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD		$ 20,611,122	$ 2,845,405	20,611,122	2,845,405	$ 102,421
Nonrelated Party
Changes in operating assets and liabilities:
Accounts receivable				(182,147)	0
Related Party
Changes in operating assets and liabilities:
Accounts receivable				$ 125,764	$ (77,657)